Consolidated Interim Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net income	$ 2,135	$ 2,769	$ 3,531	$ 4,456
Items that will not be reclassified to income statement
Translation adjustments of the Parent Company	1,945	(4,014)	4,557	(5,239)
Retirement benefit obligations	56	4	52	44
Total items that will not be reclassified to the income statement, net of tax	2,001	(4,010)	4,609	(5,195)
Items that may be reclassified to income statement
Translation adjustments of foreign operations	(110)	1,203	(863)	1,381
Net investment hedge	115	(202)	286	(258)
Reclassification of cumulative translation adjustments to income statement (i)	1	(1,048)	10	(997)
Total items that may be reclassified to the income statement, net of tax	6	(47)	(567)	126
Comprehensive income (loss)	4,142	(1,288)	7,573	(613)
Comprehensive income attributable to noncontrolling interests	94	1	127	7
Comprehensive income (loss) attributable to Vale S.A.'s shareholders	$ 4,048	$ (1,289)	$ 7,446	$ (620)